SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property Plant and Equipment	Depreciation on Space Systems is calculated using the
straight-line
method over the estimated useful lives of assets.

Asset Category	Estimated Useful Lives
Buildings and improvements	15 to 30 years
Machinery, equipment, vehicles and office furniture	2 to 12 years
Computer equipment, hardware and software	3 to 5 years
Launch site assets	3 to 10 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life